Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Deposits With Banks	$ 2,225	$ 3,744
Cash and cash equivalents	$ 3,138	$ 1,952
Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Number of basis Points increase in LIBOR	100 basis point
Bank Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Number of basis Points Changes in Interest Rate	100 basis points
Bench Mark Rate, Measurement Input [Member] | Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Interest expense on debt instruments issued	$ 5
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	12 months
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Past period term for assessing credit losses	18 months